Leases and other commitments (Tables)	12 Months Ended
Jun. 30, 2019
Leases and other commitments
Schedule of operating and finance leases

	2019	2018
for the year ended 30 June	Rm	Rm

Property, plant and equipment
Within one year	2 276	2 068
One to five years	6 089	5 863
More than five years	15 716	15 344

Total minimum future lease payments	24 081	23 275

	2019	2018
for the year ended 30 June	Rm	Rm

Within one year	1 207	1 171
One to five years	4 135	3 975
More than five years	20 138	19 586
Less amounts representing finance charges	(17 710)	(17 108)

Total minimum future lease payments	7 770	7 624

Schedule of other commitments
	2019	2018
for the year ended 30 June	Rm	Rm

Water reticulation for Secunda Synfuels Operations
Within one year	173	171
One to five years	713	847
More than five years	1 416	1 798

	2 302	2 816